The Company and Summary of Significant Accounting Policies and Estimates (Details 5) (USD $)	12 Months Ended
Dec. 31, 2011
Cost of Revenue
Classification of costs from cost of professional services revenue and other to cost of subscription and support revenue	$ 783,000
Adjustment | Adoption of ASU 2009-13
Adoption of new accounting standard
Decrease in revenue	$ 453,000